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                                                   HARTFORD LIFE



October 15, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:    HARTFORD LIFE INSURANCE COMPANY
       SEPARATE ACCOUNT TWO
       THE HUNTINGTON DIRECTOR
       FILE NO. 333-69485

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under this section did not differ from that contained in the Registrant's most recent registration statement; and

       2. The text of the Registrant's most recent registration statement has been filed electronically with the Securities and Exchange Commission on October 1, 2001.

If you have any questions, please call me at (860) 843-3991.

Sincerely,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant